Trading Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts
Futures Contracts [Member]
Derivative [Line Items]
Average number of derivative contracts held	3,074	4,195
Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Average notional value of derivative | $	$ 302,187,265	$ 288,970,752
Forward Contracts [Member] | Metals [Member]
Derivative [Line Items]
Average number of derivative contracts traded	393	502
Off-Exchange-Traded [Member] | SECOR Master Fund [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	21.20%
Off-Exchange-Traded [Member] | SECOR Master Fund [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	42.30%
Ceres Tactical Currency L.P. [Member] | Off-Exchange-Traded [Member] | Cambridge Master Fund [Member]
Derivative [Line Items]
Percentage of total investments	100.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average number of derivative contracts held	6,303	8,519
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Foreign Currency [Member]
Derivative [Line Items]
Average notional value of derivative | $	$ 117,997,719	$ 124,501,944
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Metals [Member]
Derivative [Line Items]
Average number of derivative contracts traded	965	1,135
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	7.70%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	27.70%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Off-Exchange-Traded [Member] | Minimum [Member]
Derivative [Line Items]
Percentage of total investments	0.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Off-Exchange-Traded [Member] | Maximum [Member]
Derivative [Line Items]
Percentage of total investments	14.70%